Income (Loss) Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of basic and diluted loss per common share from continuing operations
Income (loss) from continuing operations	$ (3,997)	$ 3,847	$ (1,991)	$ (21,150)	$ (52,076)	$ (122,760)	$ 1,685	$ (37,232)	$ (23,291)	$ (210,383)	$ (24,687)
Less: Income attributable to noncontrolling interest
Net loss from continuing operations attributable to Willbros Group, Inc. (numerator for basic calculation)	(3,997)	3,847	(1,991)	(21,150)	(52,076)	(122,760)	1,685	(37,232)	(23,291)	(210,383)	(24,687)
Add: Interest and debt issuance costs associated with convertible notes
Net loss from continuing operations applicable to common shares (numerator for diluted calculation)									$ (23,291)	$ (210,383)	$ (24,687)
Weighted average number of common shares outstanding for basic income per share	48,176,071	48,119,758	47,994,987	47,781,396	47,615,545	47,533,967	47,437,024	47,315,990	48,019,303	47,475,680	43,013,934
Weighted average number of potentially dilutive common shares outstanding
Weighted average number of common shares outstanding for diluted income per share	48,176,071	48,452,014	47,994,987	47,781,396	47,615,545	47,533,967	47,776,439	47,315,990	48,019,303	47,475,680	43,013,934
Loss per common share from continuing operations:
Basic	$ (0.09)	$ 0.08	$ (0.04)	$ (0.44)	$ (1.09)	$ (2.58)	$ 0.03	$ (0.79)	$ (0.49)	$ (4.43)	$ (0.58)
Diluted	$ (0.09)	$ 0.08	$ (0.04)	$ (0.44)	$ (1.09)	$ (2.58)	$ 0.03	$ (0.79)	$ (0.49)	$ (4.43)	$ (0.58)